Leases - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) lease_term	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Lease term	11 years 9 months
Number of terms | lease_term	2
Renewal term	5 years
Option to purchase, period	36 months
Remaining lease term		9 years 6 months
Discount rate		5.00%
Operating cash flows from finance leases		$ 800,000
Payments to acquire property and equipment		22,324,000	$ 21,100,000	$ 9,155,000
Capital lease obligations, current			660,000
Minimum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 23,700
Maximum
Lessee, Lease, Description [Line Items]
Option to purchase, purchase price	$ 25,100
Building
Lessee, Lease, Description [Line Items]
Property and equipment		$ 0	33,248,000
Payments to acquire property and equipment			20,800,000
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, noncurrent			11,700,000
Accrued Expenses And Other Current Liabilities
Lessee, Lease, Description [Line Items]
Capital lease obligations, current			$ 700,000